Property, Plant and Equipment (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property, plant and equipment
Figures in Rand thousands	Land and Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress[1]	Capitalized telematics devices – Uninstalled[1]	Capitalized telematics devices - Installed	Construction in progress	Total

At February 28, 2022
Owned assets
Cost	141,873	132,870	100,299	138,405	173,871	2,039,265	4,166	2,730,749
Accumulated depreciation	(21,858)	(101,426)	(50,932)	-	-	(1,268,141)	-	(1,442,357)
Carrying value	120,015	31,444	49,367	138,405	173,871	771,124	4,166	1,288,392

Right-of-use-assets
Cost	112,516	43,435	20,586	-	-	-	-	176,537
Accumulated depreciation	(48,128)	(10,927)	(15,215)	-	-	-	-	(74,270)
Carrying value	64,388	32,508	5,371	-	-	-	-	102,267

Total	184,403	63,952	54,738	138,405	173, 871	771,124	4,166	1,390,659

At February 28, 2021
Owned assets
Cost	35,824	92,314	58,450	104,475	116,422	1,842,405	-	2,249,890
Accumulated depreciation	(18,082)	(72,163)	(33,180)	-	-	(1,080,972)	-	(1,204,397)
Carrying value	17,742	20,151	25,270	104,475	116,422	761,433	-	1,045,493

Right-of-use-assets
Cost	89,840	54,396	19,109	-	-	-	-	163,345
Accumulated depreciation	(37,207)	(20,403)	(14,036)	-	-	-	-	(71,646)
Carrying value	52,633	33,993	5,073	-	-	-	-	91,699

Total	70,375	54,144	30,343	104,475	116,422	761,433	-	1,137,192

Schedule of reconciliation of the carrying value of property, plant and equipment
Figures in Rand thousands	Land and Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress[1]	Capitalized telematics devices – Uninstalled[1]	Capitalized telematics devices - Installed	Construction in progress	Total

At February 28, 2022
Owned assets
Beginning balance	17,742	20,151	25,270	104,475	116,422	761,433	-	1,045,493
Acquisition of subsidiary	110,000	45	261	-	-	-	4,166	114,472
Additions	3,152	5,940	43,339	212,940	56,857 [3]	230,406	-	552,634
Transfer	-	-	-	(179,010)	(47,825)	226,835	-	-
Disposals	(108)	(27)	(470)	-	-	(2,391)	-	(2,996)
Depreciation	(4,992)	(9,023)	(14,798)	-	-	(384,058)	-	(412,871)
Reclassification (to)/ from right-of-use assets	(5,816)	14,620	(4,649)	-	-	-	-	4,155
Reclassification [2]	-	-	-	-	50,355	(50,355)	-	-
Translation adjustments	37	(262)	414	-	(1,938)	(10,746)	-	(12,495)
Ending balance	120,015	31,444	49,367	138,405	173,871	771,124	4,166	1,288,392

Right-of-use assets
Beginning balance	52,633	33,993	5,073	-	-	-	-	91,699
Additions	38,859	25,183	132	-	-	-	-	64,174
Transfer	(3,798)	3,629	169	-	-	-	-	-
Disposals	(146)	(528)	(20)	-	-	-	-	(694)
Depreciation	(26,948)	(14,123)	(4,339)	-	-	-	-	(45,410)
Reclassification from/(to) owned assets	5,816	(14,620)	4,649	-	-	-	-	(4,155)
Translation adjustments	(2,028)	(1,026)	(293)	-	-	-	-	(3,347)
Ending balance	64,388	32,508	5,371	-	-	-	-	102,267

Total	184,403	63,952	54,738	138,405	173,871	771,124	4,166	1,390,659

Figures in Rand thousands	Land and Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in- Progress[1]	Capitalized telematics devices – Uninstalled[1]	Capitalized telematics devices - Installed	Construction in progress	Total

At February 28, 2021
Owned assets
Beginning balance	7,471	6,931	-	-	-	708,881	-	723,283
Reclassification from inventory[1]	-	-	-	91,483	60,133	-	-	151,616
Additions	14,841	2,437	15,381	242,116	18,382	184,879	-	478,036
Transfer	-	-	-	(229,124)	38,394	190,730	-	-
Disposals	-	(5,548)	(364)	-	-	(7,259)	-	(13,171)
Depreciation	(3,984)	(2,389)	(4,043)	-	-	(312,549)	-	(322,965)
Reclassification from right-of-use assets	-	17,304	14,296	-	-	-	-	31,600
Translation adjustments	(586)	1,416	-	-	(487)	(3,249)	-	(2,906)
Ending balance	17,742	20,151	25,270	104,475	116,422	761,433	-	1,045,493

Right-of-use assets
Beginning balance	43,333	59,838	28,052	-	-	-	-	131,223
Additions	33,149	12,923	-	-	-	-	-	46,072
Disposals	(1,521)	-	-	-	-	-	-	(1,521)
Depreciation	(22,373)	(19,400)	(8,198)	-	-	-	-	(49,971)
Reclassification to owned assets	-	(17,304)	(14,296)	-	-	-	-	(31,600)
Translation adjustments	45	(2,064)	(485)	-	-	-	-	(2,504)
Ending balance	52,633	33,993	5,073	-	-	-	-	91,699

Total	70,375	54,144	30,343	104,475	116,422	761,433	-	1,137,192